ACQUISTION OF CENTAMIN (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination	The fair value of the consideration is as follows:

Figures in millions - US Dollars	2024
Fair value of AngloGold Ashanti plc shares issued	2,078
Cash	148
Total consideration paid	2,226
The following table summarises the fair value of assets acquired, and liabilities assumed at the acquisition date on a provisional basis, including the key assumptions in determining the fair values:

Figures in millions - US Dollars	2024
Tangible assets (1)	3,677
Right-of-use assets	4
Inventories (2)	330
Trade and other receivables (3)	56
Cash and cash equivalents	216
Provisions (4)	(51)
Lease liabilities	(4)
Trade and other payables	(118)
Net identifiable assets	4,110
Less: Non-controlling interest (5)	(1,884)
Total consideration paid	2,226
(1)Tangible assets consist of  the Sukari Mineral Reserve and Mineral Resource, which have been included under mine development costs while the Doropo, ABC and the EDX exploration projects have been included under exploration and evaluation assets. The valuation approaches and main assumptions applied are described below.
The fair value of the Sukari Mineral Reserve was provisionally determined by applying an income approach using a discounted cash flow (DCF) model and taking into account 100% of the attributable cash flows and the life-of-mine (LOM)
plans (until 2037) and a discount rate of 12.8%. The  nominal gold price forecasts used for the LOM ranged between $2,234/
oz and $2,659/oz.
The Sukari Mineral Resource and the Doropo and ABC exploration projects were provisionally valued using declared resources and a market multiple approach, considering transactions involving African gold assets. The resource market multiples used for the Sukari Mineral Resource was $40.95/oz, for the Doropo project $56.15/oz and for the ABC project
$13.16/oz.
The EDX exploration project was provisionally valued using mined ounces and a market multiple approach considering transactions involving African gold assets. The reserve market multiple of $453.52/oz was risk adjusted using a price/net asset value adjustment factor of 0.26.
For other tangible assets, a depreciated replacement cost (DRC) valuation method was used.
(2)The provisional fair value of inventories was based on an assessment of net realisable value, taking into account the quantity of ounces included in the various inventory categories (run-of-mine, crushed ore stockpiles, gold-in-circuit and finished goods).
A plant recovery rate (based on historical information) was applied to run-of-mine, gold-in-circuit and crushed ore stockpiles of 88.99%. No recovery rate was applied to finished goods.
The gold price applied was the spot price expected to be realised based on the expected estimated timing of the plant throughput. This includes a nominal gold price for run-of-mine between $2,437/oz and $2,651/oz and a nominal gold price of
$2,651/oz for crushed ore stockpiles, gold-in-circuit and finished goods.
A holding period return of 6.7%, which is based on the average holding period expected and a rate of return for net working capital (risk free rate + 200 basis points), was applied to account for the impact of run-of-mine stockpiles which will be processed at a later stage.
Costs to completion includes crushing, treatment and refining costs and reduces as inventory moves from run-of-mine to finished goods.
(3) Trade receivables comprise gross contractual amounts due of $56m. None of the trade receivables balance was expected to be uncollectible at the date of acquisition.
(4)Provisions consist of environmental rehabilitation obligations. The provisional fair value of the environmental rehabilitation obligation was calculated using a discounted cash flow model considering the cost of rehabilitating and decommissioning the mine and relevant infrastructure and discounted at a risk-free rate of 4.7%.
(5)The Group has elected to measure the non-controlling interest (NCI) in the acquiree at fair value (determined on a provisional basis), derived using a DCF model and taking into account the Sukari profit share estimated to be paid to the Egyptian
Mineral Resources Authority (EMRA) over the LOM. The NCI includes 50% of the fair value relating to the Sukari Mineral
Resource which will accrue to EMRA in addition to the profit share estimates. The nominal gold price forecasts used for the
LOM ranged between $2,234/oz and $2,659/oz. The cash flows were discounted using a discount rate of 12.8%.
(6)No deferred tax is recognised, as Sukari has a 15-year exemption from any taxes imposed by the Egyptian government on the revenues generated from Sukari. This exemption from taxes expired in March 2025 and the Group, having met all the requirements for renewal, is in the process of renewing the tax exemption for a further 15 years.
The following table summarises the net cash received at the acquisition date per the statement of cash flows:

Figures in millions - US Dollars	2024
Cash consideration paid on effective date	(148)
Cash and cash equivalents acquired	216
Net cash and cash equivalents acquired	68